16. SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Event
16.SUBSEQUENT EVENT
11.	SUBSEQUENT EVENTS.

Reverse Stock Split – On May 14, 2013, the Company effected a one-for-fifteen reverse stock split. All share and per share information has been restated to retroactively show the effect of this stock split.

Payments on Series A Notes – From April 1, 2013 through June 26, 2013, the Company made three installment payments and received various holder conversion notices. In the aggregate, the Company issued 1,032,000 shares of its common stock in payment of principal and interest in an aggregate amount of $3,748,000 in respect of the Series A Notes.

Series B Subordinated Convertible Notes – On June 20, 2013, the Company issued $8.0 million in Series B Subordinated Convertible Notes (“Series B Notes”). Unless converted or redeemed earlier, the Series B Notes will mature on March 28, 2014, together with the Series A Notes. The terms of the Series B Notes are substantially similar to those of the Series A Notes.

Acquisition of Plant Debt and Additional Interests in New PE Holdco – On June 21, 2013, the Company used the proceeds from the sale of the Series B Notes, to acquire $4.1 million of the Plant Owners’ combined term and revolving debt for a purchase price of $3.0 million and 19.7 units of limited liability company interests of New PE Holdco for a purchase price of $197,000, increasing the Company’s ownership in New PE Holdco to 85%. As a result of the purchases of debt on June 21, 2013, $1.2 million of the Plant Owners’ revolving debt was retired and the maturity date applicable to approximately $2.9 million of the Plant Owners’ term debt was extended from June 25, 2013 to June 30, 2016.

2006 Stock Incentive Plan – On April 1, 2013, the Company granted 16,667 shares of restricted common stock that vest in equal installments on each of April 1, 2014 and 2015 and had a grant date fair value of $4.65 per share.

On April 12, 2013, the Company’s Board approved an increase in the number of shares of common stock authorized for issuance under its 2006 Stock Incentive Plan from 414,286 to 914,286. The Company’s stockholders approved the amendment to the 2006 Stock Incentive Plan on June 18, 2013.

On June 18, 2013, the Company granted to its management 256,665 shares of restricted common stock that vest in equal installments on each of April 1, 2014, 2015 and 2016, and had a grant date fair value of $3.74 per share. On June 18, 2013, the Company granted to its non-management board members 71,110 shares of restricted common stock that vest on the earlier of (i) the date of the Company’s 2014 Annual Meeting of Stockholders and (ii) July 1, 2014, and had a grant date fair value of $3.74 per share.

On June 18, 2013, the Company granted to its management 229,025 shares of stock options, with an exercise price of $3.74 per share, which vest in equal installments on each of April 1, 2014, 2015 and 2016, and had a grant date fair value of $1.68 per share.

Capital Lease – In May 2013, upon completion of the Company’s corn oil separation project at its Magic Valley Plant, the Company initially recorded a capital lease in the amount of approximately $5,675,000.

Litigation – On May 24, 2013, GS CleanTech Corporation (“GS CleanTech”), filed suit in the United States District Court for the Eastern District of California, Sacramento Division, naming Pacific Ethanol, Inc. as a defendant. The suit alleges patent infringement by virtue of certain corn oil separation technology in use at one or more of the Company’s ethanol production facilities, including the plant located in Stockton, California. The complaint seeks preliminary and permanent injunctions prohibiting future infringement on the patent owned by GS CleanTech and damages in an unspecified amount adequate to compensate GS CleanTech for the alleged patent infringement, but in any event no less than a reasonable royalty for the use made of the inventions of the patent, plus attorneys fees. The Company strongly disagrees that its use of corn oil separation technology infringes the patent owned by GS CleanTech and intends to vigorously defend against GS CeanTech’s claims. As of the date of this report, discovery has not commenced and a trial date has not been set. In addition, GS CleanTech has advised the Company that it is in the process of amending its complaint.

January 2013 Financing Transaction – On January 11, 2013, under the terms of a Securities Purchase Agreement (the “Purchase Agreement”) dated December 19, 2012 among the Company and five accredited investors, the Company issued and sold to the investors in a private offering $22,192,491 in aggregate principal amount of its senior unsecured notes (the “January 2013 Notes”) and warrants (the “January 2013 Warrants”) to purchase an aggregate of 1,708,687 shares of the Company’s common stock (the “January 2013 Financing Transaction”) for aggregate gross proceeds of $22,192,491. The January 2013 Warrants have an exercise price of $7.80 per share and expire in January 2018.

January 2013 Notes

The January 2013 Notes mature on March 30, 2016 and bear interest at the rate of 5% per annum, subject to adjustment. If the aggregate outstanding principal balance of the January 2013 Notes is not less than $10,769,298 by January 15, 2014, the interest rate will increase commencing on January 15, 2014 by 1% per annum on each of January 15, April 15, July 15 and October 15 until the aggregate outstanding principal balance of the January 2013 Notes is less than $10,769,298.

If at any time the Company receives net cash proceeds from an issuance of equity or equity-linked securities of the Company, certain sales of assets or as a result of incurring certain indebtedness, then the Company will be obligated to prepay the January 2013 Notes using 100% of all such net cash proceeds, provided that proceeds received in connection with an equity-linked issuance must be used to either prepay the January 2013 Notes or purchase certain outstanding debt issued by the Plant Owners.

Interest on the January 2013 Notes is payable in cash in arrears on the fifteenth calendar day of each month beginning on March 15, 2013 (each, an “Interest Payment Date”). Subject to the satisfaction of certain equity conditions, at the option of the Company, the Company may elect to pay interest due and payable in shares of common stock, provided that the interest rate applicable to any outstanding amounts the Company pays in shares shall increase by 2% per annum from the then applicable interest rate for the period for which such interest is paid. The number of shares to be issued on any particular Interest Payment Date shall equal to the quotient of (x) the amount of interest payable (assuming payment in shares) on such Interest Payment Date, divided by (y) the product of (i) the weighted average price of the Company’s common stock for the thirty trading days immediately preceding (but excluding) the Interest Payment Date, and (ii) 0.95.

Restrictive Covenants

The January 2013 Notes prohibit the Company from engaging in various activities, including (i) payments due under the January 2013 Notes rank senior to all other indebtedness of the Company and its subsidiaries, other than certain permitted senior indebtedness; (ii) the Company and its subsidiaries will not incur other indebtedness, except for certain permitted indebtedness; (iii) the Company and its subsidiaries will not incur any liens, except for certain permitted liens; (iv) the Company and its subsidiaries will not, directly or indirectly, redeem or repay all or any portion of any indebtedness (except for certain permitted indebtedness) if at the time such payment is due or is made or, after giving effect to such payment, an event constituting, or that with the passage of time and without being cured would constitute, an event of default has occurred and is continuing; (v)the Company and its subsidiaries will not redeem, repurchase or pay any dividend or distribution on its respective capital stock without the prior consent of the holders of the January 2013 Notes, other than certain permitted distributions; and (vi) the Company and its subsidiaries will not sell, lease, assign, transfer or otherwise dispose of any assets of the Company or any subsidiary, except for certain permitted dispositions (including the sales of inventory or receivables in the ordinary course of business).

Acquisition of Plant Debt – On January 11, 2013, the Company used $21,538,596 of the gross proceeds of the January 2013 Financing Transaction to purchase from certain of the Investors an aggregate principal amount of $21,538,596 of the Plant Owners’ tranche A-2 term loans (the “Purchased Debt”).

Extension of Maturity of Plant Debt – On January 11, 2013, immediately prior to the closing of the January 2013 Financing Transaction, the maturity date of the Purchased Debt was extended from June 30, 2013 to June 30, 2016. On January 11, 2013, immediately prior to the closing of the January 2013 Financing Transaction, the maturity date of the Company’s new $10,000,000 revolving line of credit secured on October 29, 2012 was extended from June 25, 2013 to June 25, 2015.

Acquisition of New PE Holdco Membership Interests – On January 11, 2013, the Company purchased 13% of New PE Holdco for an aggregate purchase price of $1,308,030 using $653,895 of the gross proceeds of the January 2013 Financing Transaction and $654,135 of the Company’s cash on hand. The Company also acquired an additional 3% of New PE Holdco in March 2013 as discussed below. As of the filing of this report, the Company owns approximately 83% of the outstanding membership interests of New PE Holdco. For the years ended December 31, 2012 and 2011, had the Company held an 83% ownership interest in New PE Holdco, the Company’s reported results would have had the following pro forma impact: net loss available to common stockholders would have been $36,526,000 and $3,774,000, respectively, and loss per share would have been $5.10 and $1.65, respectively.

March 2013 Financing Transaction

On March 28, 2013, the Company issued $6,000,000 in subordinated convertible notes and 1,839,600 two year warrants with an exercise price of $7.80 per share. The net proceeds of the offering were used to (i) purchase $2,600,000 of Plant Owners’ debt maturing in June 2013, the maturity of which was also extended at the time from June 2013 to June 2016; (ii) acquire a 3% ownership interest in New PE Holdco; and (iii) purchase and immediately retire $3,500,000 of the Plant Owners’ term debt.

Increase in Availability under Plant Owners’ New Revolving Credit Facility – On March 28, 2013, the lenders under the Plant Owners’ new revolving credit facility approved $5,000,000 in additional availability for a maximum total credit limit of $15,000,000 under the facility. As of March 28, 2013, the Plant Owners had $5,000,000 in unused availability under the new credit facility.

Grants of stock –In January 2013, the Company granted 53,333 shares of restricted stock that vest on the earlier of (i) the date of the Company’s 2013 annual meeting of stockholders, or (ii) July 31, 2013, and had a grant date fair value of $5.40 per share. In January 2013, the Company granted an additional 104,167 shares of restricted stock that vest in equal amounts on each of April 1, 2013, 2014 and 2015 and had a grant date fair value of $5.40 per share. In March 2013, the Company granted an additional 130,000 shares of restricted common stock that vest in equal installments on each of April 1, 2013, 2014 and 2015 and had a grant date fair value of $5.70 per share.

Warrant exercises – During February 2013, certain holders exercised warrants and received 267,733 shares of the Company’s common stock upon payment of an aggregate of $2,060,000 in cash. The Company paid approximately $755,800 in cash to the warrant holders as an inducement for such exercises.

Payment of Preferred Stock Dividends – On March 27, 2013, the Company entered into an agreement with the holders of its Series B Preferred Stock under which the Company issued approximately 139,333 shares of its common stock in payment of $732,000 of the total $5,851,000 of accrued and unpaid dividends in respect of the Series B Preferred Stock. In addition, the holders of the Series B Preferred Stock agreed to further forebear from exercising any rights they may have with respect to accrued and unpaid dividends until September 30, 2014.

Note Payable to Related Party – On February 7, 2013, the Company entered into an amendment to the note payable to its Chief Executive Officer totaling $750,000, extending the maturity date to March 31, 2014.

Employment agreement – On January 6, 2013, the Company entered into an Executive Employment Agreement with Michael D. Kandris that provides for at-will employment as the Company’s Chief Operating Officer. Mr. Kandris shall initially receive a base salary of $246,000 per year, subject to annual review and increase in the sole discretion of the Company’s board of directors. Mr. Kandris is also eligible to receive an annual discretionary cash bonus of up to 50% of his base salary, to be paid based upon performance criteria set by the Company’s board of directors.